================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2008

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2008

SUNAMERICA
Money Market Funds


[LOGO]

        December 31, 2008                                          ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SunAmerica Money Market Fund (SMAXX)

SunAmerica Municipal Money Market Fund (NMAXX)

                        Table of Contents



        SHAREHOLDERS' LETTER........................................  1
        FUND REVIEWS................................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................  9
        PORTFOLIO OF INVESTMENTS.................................... 11
        NOTES TO FINANCIAL STATEMENTS............................... 21
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..... 30
        APPROVAL OF ADVISORY AGREEMENTS............................. 31
        DIRECTORS AND OFFICERS INFORMATION.......................... 35
        SHAREHOLDER TAX INFORMATION................................. 38

        December 31, 2008                                          ANNUAL REPORT

        Shareholders' Letter


Dear Shareholder:

We are pleased to present you with the Annual Report for the SunAmerica Money Market and Municipal Money Market Fund for the annual period ended December 31, 2008.

As you know, 2008 was a rather disappointing year for both the equity and fixed income markets, bringing painful declines to investors. It was also a challenging environment for money market funds. Nevertheless, both the SunAmerica Money Market and Municipal Money Market Fund produced positive returns for the fiscal year.

In order to stabilize the fixed income markets, the Federal Reserve initiated several new programs including the Primary Dealer Credit Facility, the Commercial Paper Funding Facility and the Asset-backed Commercial Paper Money Market Mutual Fund Liquidity Facility. In September 2008 the U.S. Treasury announced the establishment of a temporary guarantee program for eligible money market funds. At year end, the U.S. Treasury announced the extension of this program until April 30, 2009 to support ongoing stability in the market./1/ The SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund participated in both programs.

The worries generated by housing and the beginnings of a credit crunch in 2007 developed into full-blown issues during 2008, negatively impacting the economy and the stock market. Over the course of the year, the Federal Reserve Open Market Committee lowered the Federal Funds target rate seven times from 4.25% at the start of the year to a range of 0.00%-0.25% at year-end. Continued slowing in the housing market and increased levels of foreclosures translated into price declines in the values of securities backed by mortgages, specifically subprime loans. The valuation reduction and the resulting write-downs associated with those securities eroded capital at financial institutions across the world. Concerns over capital adequacy in the financial sector spurred a cycle of ratings downgrades, declines in equity prices, and a flight to quality. Economic indicators evidenced a slowing economy, as the unemployment rate rose to 7.2% at year-end.

I suggest you read the discussions provided by the portfolio managers of the SunAmerica Money Market Fund and SunAmerica Municipal Money Market Fund on the following pages. They provide important information regarding both the challenges faced and the strategies pursued.

We value the trust you place in us and remain diligent in the management of your assets. Thank you for your continued investment in our funds.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President and CEO
AIG SunAmerica Asset Management Corp.

--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

/1/The U.S. Treasury may elect to extend the program beyond April 30, 2009 through the close of business on September 18, 2009.

        SunAmerica Money Market Fund


Andrew Doulos, Portfolio Manager
AIG SunAmerica Asset Management Corp.

   The SunAmerica Money Market Fund (Class A) returned 1.84% for the 12-month annual period ended December 31, 2008, as compared with the three-month T-Bill index which returned 1.41% for the same period.

   The annual period was a year for the history books. The fiscal year ended with the economy contracting rapidly, consumer confidence eroding, increasing joblessness, a threat of deflation, house prices collapsing, and many major financial institutions being supported by government intervention. The stress on the financial markets was palpable.

   After starting the annual period with a Federal Funds rate of 4.25%, the Federal Open Market Committee (FOMC) steadily began lowering the rate, first with a 0.75 basis point reduction at an unscheduled inter-meeting on January 22, followed by six subsequent reductions to finish the year with a target range of 0.00-0.25%.

   In addition to monetary policy, the Federal Reserve also initiated several new programs to stabilize the fixed income markets including the introduction of the Primary Dealer Credit Facility and the Commercial Paper Funding Facility
(CPFF) in March, and the Asset-backed Commercial Paper Money Market Mutual Fund Liquidity Facility (AMLF) in September. In addition, the U.S. Treasury announced in September 2008 the establishment of a temporary guarantee program for eligible money market funds. In December, the U.S. Treasury announced the extension of this program until April 30, 2009 to support ongoing stability in the market./1/ The SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund participated in both Treasury Department programs.

   Yields on money market securities decreased steadily throughout the annual period with 1-month CDs yielding approximately 0.65% at year-end, down from roughly 4.60% at the start of the year. While yields declined throughout the year, it is important to note there was a dramatic spike in yields of commercial paper and other non-Treasury money market instruments following Lehman Brothers' September bankruptcy filing as banks lost confidence in lending to other financial institutions.

   During the year, we purchased longer-dated fixed-rate instruments as well as floating rate notes to enhance the income potential of the Fund. In addition, we selectively purchased short-dated securities as we discovered relative value opportunities.

   Our focus is on high credit quality and liquidity in this challenging market.

--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Holdings and weightings are as of December 31, 2008 and are subject to change after that date. The portfolio is actively managed and its holdings and composition will differ over time.

/1/ The U.S. Treasury may elect to extend the program beyond April 30, 2009 through the close of business on September 18, 2009.

        SunAmerica Municipal Money Market Fund

J. Hutchison Bryan, Portfolio Manager
AIG Investments

   The SunAmerica Municipal Money Market Fund (Class A) returned 1.53% for the annual period ended December 31, 2008.

   Primarily, the Fund is impacted by the relationship between, and levels of, shorter-term floating and longer-term fixed-rate money market securities, depending upon the Fund's weighted average maturity. The weighted average maturity (WAM) is an average of the portfolio's securities weighted by the dollar amount that is invested in each maturity; the higher the WAM, the longer the securities have until maturity. The portfolio WAM ranged from a high of
20.8 days in January to a low of 1.6 days in December during the annual period.

   During the first quarter, the Fund held the majority of its assets in variable-rate demand notes (VRDNs) whose rates reset weekly, with the Fund being diversified among various sectors and states. In the second quarter, the WAM of the portfolio declined relative to the end of the prior quarter. Over the course of the first half of the year, the Fund exited from variable-rate holdings as monoline bond insurers, specifically FGIC, MBIA, and AMBAC insurance, suffered repeated downgrades from their initial "AAA" ratings.

   In the third and fourth quarters, the Fund benefited from its proportion of VRDNs relative to fixed-rate notes, as the benchmark yield for variable-rate obligations -- the SIFMA Municipal Swap Index* -- rose dramatically in September and reached a record high of 7.96%, remaining elevated until the end of October. Near the end of the third quarter, money markets were temporarily roiled when the net asset value of a large taxable money market fund irreparably "broke the buck," its net asset value falling below $1.00. The selling caused by redemptions increased the amount of supply, which caused dealers to remarket securities at higher yields in an attempt to attract buyers and reduce inventories heading into quarter-end. The yields for the shorter-term securities exceeded those of the longer-term, fixed-rate money market securities during that time period and the Fund's mix of variable rate securities was weighted toward general obligation, housing and transportation credits.

   With the shift to a greater proportion of variable-rate securities, the Fund did not fully participate in the rally of longer money market maturities when yields peaked in mid-October and then declined over the rest of the fourth quarter. Over the final quarter, both fixed and floating tax exempt money market rates declined in sympathy with movements in short taxable yields as the Federal Reserve lowered the target Federal Funds rate significantly over the course of three meetings. As a result, at the end of the quarter the yield curve for note maturities was nearly flat and yields were below one percent.

   The Fund ended the year with a WAM of 4.6 days. Variable rate demand obligations comprised the bulk of the Fund's investments, with less than 1% exposure to fixed-rate general obligation or revenue notes. The largest sector exposures were in the Housing (23%), Transportation (7%) and Healthcare (11%) sectors with California (16%), New York (10%) and North Carolina (6%) representing our three largest state exposures.

--------
Past performance is no guarantee of future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Holdings and weightings are as of December 31, 2008 and are subject to change after that date. The portfolio is actively managed and its holdings and composition will differ over time.

* The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable-rate demand obligations.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE --December 31, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc., you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2008 and held until December 31, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2008" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2008" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- December 31, 2008 -- (unaudited) (continued)

                                   Actual                                      Hypothetical
                -------------------------------------------- ------------------------------------------------
                                 Ending                                     Ending Account
                              Account Value  Expenses Paid                    Value using     Expenses Paid     Expense
                  Beginning   Using Actual     During the      Beginning   a Hypothetical 5%    During the       Ratio
                Account Value  Returns at   Six Months Ended Account Value Assumed Return at Six Months Ended    as of
                 at July 1,   December 31,    December 31,    at July 1,     December 31,      December 31,   December 31,
                    2008          2008           2008*           2008            2008             2008*          2008*
                ------------- ------------- ---------------- ------------- ----------------- ---------------- ------------
Money Market
 Fund
   Class A.....   $1,000.00     $1,006.94        $4.84         $1,000.00       $1,020.31          $4.88           0.96%
   Class B#....   $1,000.00     $1,002.66        $9.16         $1,000.00       $1,015.99          $9.22           1.82%
   Class C ....   $1,000.00     $1,003.16        $8.61         $1,000.00       $1,016.54          $8.67           1.71%
   Class I#....   $1,000.00     $1,007.74        $4.04         $1,000.00       $1,021.11          $4.06           0.80%
Municipal
 Money Market
 Fund
   Class A#....   $1,000.00     $1,007.92        $4.29         $1,000.00       $1,020.86          $4.32           0.85%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2008" and the "Expense Ratios" would have been higher.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2008

                                                                     Money Market   Municipal Money
                                                                         Fund         Market Fund
                                                                    --------------  ---------------
ASSETS:
Short-term investment securities, at value* (unaffiliated)......... $  935,465,202   $185,118,636
Repurchase agreements (cost approximates market value).............    140,719,000             --
                                                                    --------------   ------------
  Total Investments................................................ $1,076,184,202   $185,118,636
                                                                    --------------   ------------

Cash...............................................................          1,101        445,681
Receivable for:
  Fund shares sold.................................................        508,828          3,181
  Sale of investments..............................................             --      1,980,179
  Dividends and interest...........................................      1,244,198        746,339
Prepaid expenses and other assets..................................        230,561         22,040
Due from investment adviser for expense reimbursements/fee waivers.         25,248            364
Due from distributor for fee waivers...............................             36             --
                                                                    --------------   ------------
  Total assets.....................................................  1,078,194,174    188,316,420
                                                                    --------------   ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................        351,563            100
  Investments advisory and management fees.........................        437,940         58,667
  Distribution and service maintenance fees........................        178,404         25,146
  Transfer agent fees and expenses.................................        226,537         41,222
Dividends payable..................................................         31,591          2,001
Directors' fees and expenses.......................................        284,084         27,818
Other accrued expenses.............................................        151,202         78,771
                                                                    --------------   ------------
   Total liabilities...............................................      1,661,321        233,725
                                                                    --------------   ------------
   Net assets...................................................... $1,076,532,853   $188,082,695
                                                                    ==============   ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    1,081,409   $    188,082
Paid-in capital....................................................  1,080,232,445    187,894,033
                                                                    --------------   ------------
                                                                     1,081,313,854    188,082,115
Accumulated undistributed net investment income (loss).............        140,854         25,090
Accumulated realized gain (loss) on investments....................     (4,921,855)       (24,510)
                                                                    --------------   ------------
   Net assets...................................................... $1,076,532,853   $188,082,695
                                                                    ==============   ============
Class A:
Net assets......................................................... $  995,968,489   $188,082,695
Shares outstanding.................................................  1,000,482,993   $188,081,941
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $         1.00   $       1.00
                                                                    ==============   ============
Class B:
Net assets......................................................... $   23,058,438   $         --
Shares outstanding.................................................     23,153,926             --
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $         1.00   $         --
                                                                    ==============   ============
Class C:
Net assets......................................................... $   40,507,634   $         --
Shares outstanding.................................................     40,697,489             --
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $         1.00   $         --
                                                                    ==============   ============
Class I:
Net assets......................................................... $   16,998,292   $         --
Shares outstanding.................................................     17,074,435             --
Net asset value and redemption price per share..................... $         1.00   $         --
                                                                    ==============   ============

*Amortized cost of short-term investment securities (unaffiliated). $  935,465,202   $185,118,636
                                                                    ==============   ============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2008

                                                                        Money Market Municipal Money
                                                                            Fund       Market Fund
                                                                        ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................ $31,926,462    $3,845,879
Dividends (unaffiliated)...............................................          --         1,819
                                                                        -----------    ----------
   Total investment income.............................................  31,926,462     3,847,698
                                                                        -----------    ----------
EXPENSES:
Investment advisory and management fees................................   5,441,135       567,976
Distribution and service maintenance fees
 Class A...............................................................   1,595,715       242,079
 Class B...............................................................     194,099         1,403
 Class C...............................................................     356,824         6,635
Transfer agent fees and expenses
 Class A...............................................................   2,404,684       360,343
 Class B...............................................................      64,003         2,088
 Class C...............................................................      95,446         4,178
 Class I...............................................................      38,391            --
Registration fees
 Class A...............................................................      20,122        21,491
 Class B...............................................................       5,266         6,518
 Class C...............................................................       5,663         8,786
 Class I...............................................................      34,855            --
Custodian and accounting fees..........................................     152,491        61,886
Reports to shareholders................................................     224,336        12,428
Audit and tax fees.....................................................      50,828        50,828
Legal fees.............................................................     146,022        22,299
Directors' fees and expenses...........................................     175,679        32,660
Other expenses.........................................................     204,405        30,328
                                                                        -----------    ----------
   Total expenses before fee waivers, expense reimbursements and
    custody credits....................................................  11,209,964     1,431,926
   Fees waived and expenses reimbursed by investment adviser and
    distributor (Note 3)...............................................     (31,464)      (20,668)
   Custody credits earned on cash balances.............................      (3,110)       (8,410)
                                                                        -----------    ----------
   Net expenses........................................................  11,175,390     1,402,848
                                                                        -----------    ----------
Net investment income (loss)...........................................  20,751,072     2,444,850
                                                                        -----------    ----------
Net realized gain (loss) on investments................................  (4,918,048)         (188)
                                                                        -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $15,833,024    $2,444,662
                                                                        ===========    ==========

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                Money Market Fund          Municipal Money Market Fund
                                         -------------------------------  -----------------------------
                                          For the year     For the year   For the year    For the year
                                             ended            ended          ended           ended
                                          December 31,     December 31,   December 31,    December 31,
                                              2008             2007           2008            2007
                                         --------------  ---------------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)........... $   20,751,072  $    61,349,650  $  2,444,850  $     3,087,724
 Net realized gain (loss) on investments     (4,918,048)          58,407          (188)              --
                                         --------------  ---------------  ------------  ---------------
Net increase (decrease) in net assets
 resulting from operations.............. $   15,833,024  $    61,408,057  $  2,444,662  $     3,087,724
                                         --------------  ---------------  ------------  ---------------

Distributions to shareholders from:
 Net investment income (Class A)........    (19,840,997)     (59,290,555)   (2,440,520)      (3,071,615)
 Net investment income (Class B)........       (204,882)        (700,009)         (808)          (6,716)
 Net investment income (Class C)........       (367,143)        (636,557)       (3,334)          (9,393)
 Net investment income (Class I)........       (344,204)        (723,986)           --               --
                                         --------------  ---------------  ------------  ---------------
Total distributions to shareholders.....    (20,757,226)     (61,351,107)   (2,444,662)      (3,087,724)
                                         --------------  ---------------  ------------  ---------------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (Note 5)..................   (161,246,024)    (523,397,627)   33,371,054       52,958,700
                                         --------------  ---------------  ------------  ---------------
Total increase (decrease) in net assets.   (166,170,226)    (523,340,677)   33,371,054       52,958,700
                                         --------------  ---------------  ------------  ---------------

NET ASSETS:
Beginning of year.......................  1,242,703,079    1,766,043,756   154,711,641      101,752,941
                                         --------------  ---------------  ------------  ---------------
End of year*............................ $1,076,532,853  $ 1,242,703,079  $188,082,695  $   154,711,641
                                         ==============  ===============  ============  ===============
*Includes accumulated undistributed net
 investment income (loss)............... $      140,854  $        84,794  $     25,090  $           580
                                         ==============  ===============  ============  ===============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                        MONEY MARKET FUND
                                        -----------------
                Net                           Net                                    Ratio of net
               Asset              Dividends  Asset            Net Assets  Ratio of    investment
               Value      Net      from net  Value              end of    expenses    income to
             beginning investment investment end of   Total     period   to average    average
Period Ended of period income(1)    income   period Return(2)  (000's)   net assets   net assets
------------ --------- ---------- ---------- ------ --------- ---------- ----------  ------------
                                             Class A
                                             -------
  12/31/04     $1.00     $0.01      $(0.01)  $1.00    0.50%   $1,630,353    0.90%        0.49%
  12/31/05      1.00      0.02       (0.02)   1.00    2.38     1,587,641    0.89         2.35
  12/31/06      1.00      0.04       (0.04)   1.00    4.22     1,711,783    0.89         4.14
  12/31/07      1.00      0.04       (0.04)   1.00    4.32     1,182,789    0.90         4.27
  12/31/08      1.00      0.02       (0.02)   1.00    1.84       995,968    0.94         1.86
                                             Class B
                                             -------
  12/31/04     $1.00     $0.00      $(0.00)  $1.00    0.07%   $   42,437    1.32%(3)     0.06%(3)
  12/31/05      1.00      0.02       (0.02)   1.00    1.52        31,738    1.74         1.46
  12/31/06      1.00      0.03       (0.03)   1.00    3.32        23,806    1.76         3.26
  12/31/07      1.00      0.03       (0.03)   1.00    3.42        18,326    1.77         3.38
  12/31/08      1.00      0.01       (0.01)   1.00    0.98        23,058    1.78(3)      0.95(3)
                                            Class C+
                                            -------
  12/31/04     $1.00     $0.00      $(0.00)  $1.00    0.07%   $   16,985    1.33%(3)     0.06%(3)
  12/31/05      1.00      0.02       (0.02)   1.00    1.54        13,497    1.71         1.59
  12/31/06      1.00      0.03       (0.03)   1.00    3.33        12,399    1.74         3.31
  12/31/07      1.00      0.03       (0.03)   1.00    3.43        23,046    1.76         3.34
  12/31/08      1.00      0.01       (0.01)   1.00    1.04        40,508    1.72         0.93
                                             Class I
                                             -------
  12/31/04     $1.00     $0.01      $(0.01)  $1.00    0.58%   $   11,895    0.80%(3)     0.59%(3)
  12/31/05      1.00      0.03       (0.03)   1.00    2.49        13,708    0.80(3)      2.49(3)
  12/31/06      1.00      0.04       (0.04)   1.00    4.31        18,057    0.80(3)      4.26(3)
  12/31/07      1.00      0.04       (0.04)   1.00    4.43        18,543    0.80(3)      4.32(3)
  12/31/08      1.00      0.02       (0.02)   1.00    1.98        16,998    0.80(3)      1.97(3)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                       12/31/04 12/31/05 12/31/06 12/31/07 12/31/08
                       -------- -------- -------- -------- --------
             Class B..   0.39%     -- %     -- %     -- %     0.00%
             Class C+.   0.39      --       --       --        --
             Class I..   0.09     0.05     0.05     0.04     0.18

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                   MUNICIPAL MONEY MARKET FUND
                                   ---------------------------
                Net                           Net               Net                  Ratio of net
               Asset              Dividends  Asset            Assets     Ratio of     investment
               Value      Net      from net  Value            end of     expenses      income to
             beginning investment investment end of   Total   period    to average      average
Period Ended of period income(1)    income   period Return(2) (000's)  net assets(3) net assets(3)
------------ --------- ---------- ---------- ------ --------- -------- ------------- -------------
  Class A
  -------      -         -          -        -        -       -            -             -
  12/31/04     $1.00     $0.00      $(0.00)  $1.00    0.36%   $ 97,374     0.87%         0.35%
  12/31/05      1.00      0.02       (0.02)   1.00    1.62      84,817     0.81          1.58
  12/31/06      1.00      0.03       (0.03)   1.00    2.69     101,083     0.78          2.68
  12/31/07      1.00      0.03       (0.03)   1.00    2.84     153,906     0.83          2.80
  12/31/08      1.00      0.02       (0.02)   1.00    1.53     188,083     0.83          1.45

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                      12/31/04 12/31/05 12/31/06 12/31/07 12/31/08
                      -------- -------- -------- -------- --------
             Class A.   0.00%    0.04%    0.00%    0.01%    0.01%

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO PROFILE -- December 31, 2008 -- (unaudited)

              Industry Allocation*
              U.S. Government Agencies....................  53.2%
              Repurchase Agreement........................  13.1
              Money Center Banks..........................  10.0
              Foreign Banks...............................   9.3
              Commercial Banks--Canadian..................   2.5
              Super-Regional Banks--U.S...................   2.5
              Finance.....................................   2.2
              Asset Backed Commercial Paper / Receivables.   2.0
              Diversified Financial Services..............   1.3
              Asset Backed / Multi-Asset..................   1.2
              U.S. Government Securities..................   1.2
              Cosmetics-Toiletries........................   1.2
              Treasury / Agency...........................   0.3
              Asset Backed Commercial Paper / Finance.....   0.0
                                                           -----
                                                           100.0%
                                                           =====

              Weighted average days to maturity...........  70.3

                      Credit Quality Allocation@#
                      A-1+........................  99.7%
                      D...........................   0.0
                      Not Rated...................   0.3
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets
@  Source: Standards and Poors
#  Calculated as a percentage of total debt issues

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008


                                                 Principal  Market Value
                 Security Description             Amount      (Note 2)
        SHORT-TERM INVESTMENT SECURITIES -- 86.9%
        ASSET-BACKED COMMERCIAL PAPER -- 3.3%
        Cancara Asset Securitisation LLC
         2.40% due 01/08/09*................... $13,400,000 $ 13,393,747
        Ranger Funding Co. LLC
         1.25% due 02/23/09*...................   8,550,000    8,534,265
          1.40% due 01/23/09*..................  13,300,000   13,288,621
                                                            ------------
        Total Asset-Backed Commercial Paper
          (amortized cost $35,216,633).........               35,216,633
                                                            ------------
        CERTIFICATES OF DEPOSIT -- 24.2%
        Bank of America NA
         2.25% due 05/11/09....................  13,200,000   13,200,000
          2.73% due 01/20/09...................  13,500,000   13,500,000
        Barclays Bank PLC
         1.55% due 01/05/09+...................  13,400,000   13,400,000
          1.94% due 01/12/09+..................   5,500,000    5,496,146
          1.95% due 03/05/09...................  13,500,000   13,500,000
          2.22% due 06/18/09...................  13,400,000   13,400,000
        BNP Paribas
         2.04% due 03/09/09....................  13,500,000   13,500,000
        Calyon
         1.50% due 03/19/09....................  13,400,000   13,400,000
          1.69% due 01/08/09...................  13,500,000   13,500,000
        Citibank NA
         1.70% due 01/05/09....................  13,500,000   13,500,000
        J.P. Morgan Chase Bank
         1.35% due 01/20/09....................  13,300,000   13,300,000
          1.40% due 02/20/09...................  13,300,000   13,300,000
        Lloyds Bank PLC
         1.90% due 02/17/09....................  13,300,000   13,298,261
          2.05% due 03/02/09...................  13,500,000   13,499,995
        Nordea Bank Finland
         1.00% due 03/17/09+...................  13,400,000   13,400,278
        Royal Bank of Canada
         2.71% due 02/09/09+...................  13,500,000   13,490,035
          4.61% due 01/16/09+..................  13,250,000   13,253,919
        Royal Bank of Scotland
         1.50% due 03/19/09....................  13,400,000   13,400,000
        UBS AG
         1.95% due 03/18/09+...................  13,400,000   13,400,000
          2.05% due 01/06/09...................  13,400,000   13,400,000
                                                            ------------
        Total Certificates of Deposit
          (amortized cost $260,138,634)........              260,138,634
                                                            ------------
        COMMERCIAL PAPER -- 3.7%
        HSBC Bank USA
         1.95% due 02/12/09....................  13,300,000   13,269,742
        Proctor & Gamble Co.
         1.20% due 02/19/09*...................  13,300,000   13,278,277
        Rabobank Nederland NV
         2.12% due 01/05/09....................  13,500,000   13,500,030
                                                            ------------
        Total Commercial Paper
          (amortized cost $40,048,049).........               40,048,049
                                                            ------------
        CORPORATE NOTES -- 0.0%
        Cheyne Finance LLC
         5.20% due 01/07/08*(1)(2)(3)(4)(6)(7)
         (amortized cost $232,526).............   8,996,018      232,526
                                                            ------------

                                                 Principal   Market Value
                Security Description           Amount/Shares   (Note 2)
       ------------------------------------------------------------------
       MEDIUM TERM NOTES -- 1.0%
       General Electric Capital Corp.
        4.25% due 01/05/09+
        (amortized cost $10,502,310)..........  $10,500,000  $ 10,502,310
                                                             ------------
       REGISTERED INVESTMENT COMPANIES -- 0.3%
       SSgA U.S. Government Money Market Fund
        (amortized cost $3,707,778)...........    3,707,778     3,707,778
                                                             ------------
       U.S. GOVERNMENT AGENCIES -- 53.2%
       Agency for International Development
        Panama
        0.59% due 01/02/09+...................    1,788,352     1,792,222
       Federal Home Loan Bank.................
         0.01% due 01/05/09...................   11,000,000    10,996,700
         0.01% due 01/06/09...................   13,500,000    13,494,937
         0.01% due 01/16/09...................   13,500,000    13,484,813
         1.18% due 06/01/09...................   13,400,000    13,333,677
         1.20% due 04/23/09...................    5,000,000     4,981,333
         1.32% due 05/11/09...................   13,400,000    13,336,127
         1.45% due 05/01/09...................   13,400,000    13,335,233
         1.50% due 07/17/09...................   11,000,000    10,909,708
         1.68% due 11/20/09...................   13,400,000    13,198,017
         1.70% due 05/18/09...................   13,100,000    13,015,250
         1.80% due 05/13/09...................   13,200,000    13,112,880
         1.80% due 11/16/09...................   13,300,000    13,087,865
         1.98% due 02/27/09+..................   13,200,000    13,226,617
         2.00% due 01/05/09...................   13,500,000    13,497,000
         2.03% due 04/23/09...................   13,250,000    13,277,236
         2.12% due 03/03/09...................   13,500,000    13,451,505
         2.15% due 01/20/09...................   13,500,000    13,484,681
         2.20% due 04/01/09...................   11,300,000    11,297,569
         2.30% due 01/15/09...................   13,800,000    13,799,337
         2.30% due 04/30/09...................   13,500,000    13,397,363
         2.40% due 01/09/09...................   13,500,000    13,492,800
         2.40% due 01/14/09...................   13,500,000    13,488,300
         2.40% due 01/26/09...................   11,000,000    10,981,667
         2.51% due 05/07/09...................   13,700,000    13,693,676
         2.54% due 02/04/09...................   13,500,000    13,467,615
         2.60% due 02/27/09...................   13,500,000    13,444,425
         2.65% due 03/16/09...................   13,500,000    13,426,463
         2.70% due 02/11/09...................   11,100,000    11,065,868
         2.90% due 05/18/09...................   13,500,000    13,351,013
         3.00% due 01/07/09...................   13,600,000    13,593,200
         3.00% due 04/20/09...................   13,500,000    13,377,375
         3.00% due 04/21/09...................   13,500,000    13,376,250
         3.00% due 04/22/09...................   13,500,000    13,375,125
         3.00% due 04/23/09...................   13,500,000    13,374,000
         3.00% due 04/24/09...................   13,500,000    13,372,875
         3.00% due 04/29/09...................   13,500,000    13,367,250
         3.10% due 04/15/09...................   13,500,000    13,379,100
       Federal National Mtg. Assoc............
         1.00% due 04/20/09...................   26,600,000    26,519,461
         1.05% due 05/01/09...................   13,300,000    13,253,450
         1.55% due 09/02/09...................   13,400,000    13,259,226
         1.65% due 11/02/09...................   13,400,000    13,212,679
         2.18% due 02/12/09+..................   29,000,000    28,922,742
                                                             ------------
       Total U.S. Government Agencies
         (amortized cost $572,304,630)........                572,304,630
                                                             ------------

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008 -- (continued)

                                             Principal    Market Value
              Security Description            Amount        (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT TREASURIES -- 1.2%
        United States Treasury Notes
         1.26% due 07/02/09
         (amortized cost $13,314,642)..... $ 13,400,000  $   13,314,642
                                                         --------------
        Total Short-Term Investment Securities -- 86.9%
          (amortized cost $935,465,202)...                  935,465,202
                                                         --------------
        REPURCHASE AGREEMENT -- 13.1%
        UBS Securities, LLC
         Joint Repurchase Agreement(5)
         (amortized cost $140,719,000)....  140,719,000     140,719,000
                                                         --------------
        TOTAL INVESTMENTS
          (amortized cost $1,076,184,202).        100.0%  1,076,184,202
        Other assets less liabilities.....          0.0         348,651
                                           ------------  --------------
        NET ASSETS........................        100.0% $1,076,532,853
                                           ============  ==============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $48,727,436 representing 4.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid
+ Variable Rate Security--the rate reflected is as of December 31, 2008, maturity date reflects next reset date.
(1)Non-income producing security
(2)Security in default
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(4)Illiquid security. At December 31, 2008, the aggregate value of these securities was $232,526, representing 0.0% of net assets.
(5)See Note 2 for details of Joint Repurchase Agreements.
(6)Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(7)On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance
   PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On
   April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Fund, was made. Furthermore, an additional distribution to senior creditors, including the Fund, was made on August 13, 2008. The market value of the Notes, as of December 31, 2008, represents the Notes' residual value that may be distributed to the Fund.

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO PROFILE -- December 31, 2008 -- (unaudited)

                    State Allocation*
                    California........................ 15.5%
                    New York..........................  9.8
                    Washington........................  6.3
                    North Carolina....................  6.0
                    Colorado..........................  5.5
                    Illinois..........................  5.3
                    South Dakota......................  4.2
                    Ohio..............................  3.9
                    Georgia...........................  3.8
                    Pennsylvania......................  3.6
                    Kentucky..........................  3.4
                    Michigan..........................  3.2
                    Marylan...........................  3.1
                    Utah..............................  3.0
                    New Jersey........................  2.9
                    North Dakota......................  2.5
                    Indiana...........................  2.2
                    Nevada............................  2.2
                    Massachusetts.....................  2.0
                    Alabama...........................  1.6
                    Oregon............................  1.3
                    Wyoming...........................  1.3
                    Missouri..........................  1.2
                    Texas.............................  1.2
                    Arizona...........................  1.1
                    Kansas............................  0.6
                    Idaho.............................  0.5
                    Maine.............................  0.5
                    Virginia..........................  0.3
                    Florida...........................  0.2
                    New Hampshire.....................  0.2
                    Wisconsin.........................  0.0
                                                       ----
                                                       98.4%
                                                       ====
                    Weighted average days to maturity.  4.6

                      Credit Quality Allocation @#
                      A-1..........................  83.4%
                      Not Rated+...................  16.6
                                                    -----
                                                    100.0%
                                                    =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating or the rating is unavailable from the data source.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008

                                                                  Market
                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     SHORT-TERM INVESTMENT SECURITIES -- 98.4%
     Alabama -- 1.6%
       Stevenson, Alabama Industrial
        Development
        (LOC-JP Morgan Chase Bank)
        0.95% due 01/07/09+......................... $3,000,000 $3,000,000
                                                                ----------
     Arizona -- 1.1%
       Maricopa County, Arizona Industrial
        Development Authority
        (LOC-Harris Trust & Savings Bank)
        1.90% due 01/01/09+.........................    600,000    600,000
       Maricopa County, Arizona Industrial
        Development Authority Multi
        Family Housing
        Series A
        (LOC-Wells Fargo Bank N.A.)
        1.23% due 01/01/09+.........................  1,430,000  1,430,000
                                                                ----------
                                                                 2,030,000
                                                                ----------
     California -- 15.5%
       Big Bear Lake, California Industrial
        Series A
        (LOC-KBC Bank NV)
        0.76% due 01/07/09+.........................  2,000,000  2,000,000
       California Educational Facilities Authority
        Series B
        0.85% due 01/02/09+.........................  1,000,000  1,000,000
       California Housing Finance Agency
        Series F
        0.70% due 01/07/09+.........................  3,220,000  3,220,000
       California Housing Finance Agency
        Series A
        0.85% due 01/02/09+.........................    180,000    180,000
       California Housing Finance Agency
        Series B
        1.40% due 01/02/09+.........................  2,300,000  2,300,000
       California Housing Finance Agency
        Series E
        1.45% due 01/02/09+.........................  2,100,000  2,100,000
       California Housing Finance Agency
        Series M
        1.45% due 01/02/09+.........................  1,000,000  1,000,000
       California Infrastructure & Economic
        Development Bank
        (LOC-Allied Irish Bank PLC)
        0.75% due 01/02/09+.........................  1,620,000  1,620,000
       California State Department of Water
        Resources Supply
        Series B-2
        (LOC-BNP Paribas)
        0.35% due 01/02/09+.........................    380,000    380,000
       California State Department of Water
        Resources Supply
        Series B-4
        1.20% due 01/02/09+.........................    600,000    600,000

                                                                Market
                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       -----------------------------------------------------------------
       California (continued)
         California State Department of Water
          Resources Supply
          Series C-11
          (LOC-KBC Bank NV, Bank of Nova
          Scotia)
          0.75% due 01/02/09+..................... $  600,000 $   600,000
         California State Department of Water
          Resources Supply
          Series I-1
          (LOC-Allied Irish Bank PLC)
          0.75% due 01/02/09+.....................  1,055,000   1,055,000
         California State Office of the State
          Treasurer
          Series B-1
          (LOC-Citibank N.A., State Street
          B&T Co., National Australia Bank)
          0.98% due 01/02/09+.....................    150,000     150,000
         Irvine Ranch, California Water District
          Series A
          (LOC-Landesbank Hessen)
          0.85% due 01/02/09+.....................    500,000     500,000
         Irvine, California Improvement Bond Act
          Series A
          (LOC-KBC Bank NV)
          0.85% due 01/02/09+.....................    400,000     400,000
         Irvine, California Improvement Bond Act
          (LOC-KBC Bank NV)
          0.85% due 01/02/09+.....................  2,300,000   2,300,000
         Metropolitan Water District of
          Southern California
          Series B-3
          0.85% due 01/02/09+.....................    800,000     800,000
         Metropolitan Water District of
          Southern California
          Series C-2
          0.85% due 01/02/09+.....................    200,000     200,000
         Orange County, California
          Improvement Bond
          (LOC-KBC Bank NV)
          0.75% due 01/02/09+.....................    700,000     700,000
         Sacramento County, California
          Housing Authority
          Series D
          (LOC-Citibank NA)
          1.09% due 01/01/09+.....................  2,000,000   2,000,000
         San Bernardino County, California
          Certificates of Participation
          (LOC-BNP Paribas)
          0.75% due 01/01/09+.....................  1,300,000   1,300,000
         Santa Clara Valley, California
          Transportation Authority
          Series C
          0.75% due 01/01/09+.....................  4,000,000   4,000,000
         Santa Clara, California Electric
          Series A
          (LOC-Bank of America N.A.)
          0.85% due 01/02/09+.....................    200,000     200,000
         Southern California Public Power
          Authority
          Series A
          0.75% due 01/02/09+.....................    600,000     600,000
                                                              -----------
                                                               29,205,000
                                                              -----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008 -- (continued)

                                                                 Market
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      SHORT-TERM INVESTMENT SECURITIES (continued)
      Colorado -- 5.5%
        Colorado Housing & Finance Authority
         Series B2
         1.25% due 01/07/09+....................... $1,570,000 $ 1,570,000
        Colorado Housing & Finance Authority
         Series B3
         0.88% due 01/07/09+.......................  1,000,000   1,000,000
        Colorado Springs, Colorado
         National Strength & Conditioning
         Association
         (LOC-Wells Fargo Bank N.A.)
         1.23% due 01/01/09+.......................  1,235,000   1,235,000
        Colorado Springs, Colorado Utilities
         Series A
         0.95% due 01/01/09+.......................  3,880,000   3,880,000
        Colorado Springs, Colorado Utilities
         Series B
         1.15% due 01/01/09+.......................  2,100,000   2,100,000
        Durango, Colorado Community Health &
         Human Services
         (LOC-Wells Fargo Bank N.A.)
         1.23% due 01/01/09+.......................    615,000     615,000
                                                               -----------
                                                                10,400,000
                                                               -----------
      Florida -- 0.2%
        Collier County, Florida Health Facilities
         Authority
         (LOC-Wachovia Bank N.A.)
         1.35% due 01/07/09+.......................    350,000     350,000
                                                               -----------
      Georgia -- 3.8%
        De Kalb Private Hospital Authority
         Series A
         (LOC-Suntrust Bank)
         0.75% due 01/07/09+.......................  2,200,000   2,200,000
        De Kalb Private Hospital Authority
         0.85% due 01/07/09+.......................  4,950,000   4,950,000
                                                               -----------
                                                                 7,150,000
                                                               -----------
      Idaho -- 0.5%
        Idaho Health Facilities Authority
         2.72% due 01/02/09+.......................    890,000     890,000
                                                               -----------
      Illinois -- 5.3%
        Chicago, Illinois Board of Education
         Series C
         3.40% due 01/01/09+.......................    200,000     200,000
        Chicago, O'Hare International Airport
         Class B
         (LOC-Societe Generale)
         1.10% due 01/07/09........................    790,000     790,000
        Illinois Educational Facilities Authority
         (LOC-Harris Trust & Savings Bank)
         0.72% due 01/07/09+.......................  2,150,000   2,150,000
        Illinois Finance Authority
         Series B-5
         0.73% due 01/07/09+.......................  2,000,000   2,000,000
        Illinois Finance Authority
         Series E
         1.25% due 01/07/09+.......................    695,000     695,000

                                                                  Market
                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     --------------------------------------------------------------------
     Illinois (continued)
       Jackson-Union Counties, Illinois Regional
        Port District
        (LOC-Wachovia Bank N.A.)
        2.00% due 01/07/09+......................... $4,050,000 $4,050,000
                                                                ----------
                                                                 9,885,000
                                                                ----------
     Indiana -- 2.2%
       Indiana State Development Finance Authority
        Series A
        (LOC-Barclays Bank PLC)
        1.20% due 01/07/09+.........................  3,100,000  3,100,000
       Noblesville, Indiana Economic
        Development
        (LOC-Federal Home Loan Bank)
        1.45% due 01/01/09+.........................  1,080,000  1,080,000
                                                                ----------
                                                                 4,180,000
                                                                ----------
     Kansas -- 0.6%
       Kansas State Department of Transportation
        Series A-3
        1.50% due 01/01/09+.........................    595,000    595,000
       Kansas State Department of Transportation
        Series A-4
        1.50% due 01/01/09+.........................    500,000    500,000
                                                                ----------
                                                                 1,095,000
                                                                ----------
     Kentucky -- 3.4%
       Breckinridge County, Kentucky Lease
        Program
        (LOC-U.S. Bank of N.A.)
        0.70% due 01/07/09+.........................  1,480,000  1,480,000
       Breckinridge County, Kentucky Lease
        Program
        Series A
        (LOC-U.S. Bank of N.A.)
        0.70% due 01/07/09+.........................  2,800,000  2,800,000
       Kentucky Housing Corporation
        Series F
        0.90% due 01/07/09+.........................  1,090,000  1,090,000
       Kentucky Housing Corporation
        Series I
        0.90% due 01/07/09+.........................    995,000    995,000
                                                                ----------
                                                                 6,365,000
                                                                ----------
     Maine -- 0.5%
       Maine State Housing Authority
        Series H
        1.15% due 01/02/09+.........................  1,000,000  1,000,000
                                                                ----------
     Maryland -- 3.1%
       Maryland Health & Higher
        Educational Facilities Authority
        Series D
        (LOC-Bank of America N.A.)
        1.15% due 01/01/09+.........................     20,000     20,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008 -- (continued)

                                                                 Market
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      ------------------------------------------------------------------
      SHORT-TERM INVESTMENT SECURITIES (continued)
      Maryland (continued)
        Maryland State Economic
         Development Corporation
         Series B
         (LOC-Bank of America N.A.)
         1.10% due 01/02/09+....................... $  900,000 $  900,000
        Maryland State Health & Higher
         Educational Facilities Authority
         Series A
         (LOC-Wachovia Bank N.A.)
         1.90% due 01/01/09+.......................  3,000,000  3,000,000
        Washington County, Maryland
         Commissioners
         (LOC-Wachovia Bank N.A.)
         2.01% due 01/01/09+.......................  2,000,000  2,000,000
                                                               ----------
                                                                5,920,000
                                                               ----------
      Massachusetts -- 2.0%
        Massachusetts Development Finance
         Agency
         Series U-6C
         (LOC-Allied Irish Bank PLC)
         0.70% due 01/02/09+.......................    650,000    650,000
        Massachusetts Health & Educational
         Facilities Authority
         Series U
         (LOC-JP Morgan Chase Bank)
         0.70% due 01/02/09+.......................    100,000    100,000
        Massachusetts State Water Resources
         Authority
         Series C
         0.60% due 01/02/09+.......................  2,935,000  2,935,000
                                                               ----------
                                                                3,685,000
                                                               ----------
      Michigan -- 3.2%
        Holt Michigan Public Schools
         1.05% due 01/01/09+.......................  3,995,000  3,995,000
        Michigan State Hospital Finance Authority
         Series B
         (LOC-Landesbank Hessen)
         0.85% due 01/07/09+.......................  2,065,000  2,065,000
                                                               ----------
                                                                6,060,000
                                                               ----------
      Missouri -- 1.2%
        Kansas City Industrial Development
         Authority
         (LOC-Bank of America N.A.)
         0.71% due 01/07/09+.......................  1,550,000  1,550,000
        Missouri State Health & Educational
         Facilities Authority
         Series A
         1.30% due 01/02/09+.......................    300,000    300,000
        Missouri State Health & Educational
         Facilities Authority
         Series C
         0.90% due 01/02/09+.......................    100,000    100,000

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        --------------------------------------------------------------
        Missouri (continued)
          Missouri State Health & Educational
           Facilities Authority
           Series D
           0.90% due 01/02/09+................... $  225,000 $  225,000
                                                             ----------
                                                              2,175,000
                                                             ----------
        Nevada -- 2.2%
          Clark County School District
           Series B
           1.65% due 01/02/09+...................    120,000    120,000
          Clark County, Nevada
           Series A
           1.00% due 01/07/09+...................  4,000,000  4,000,000
                                                             ----------
                                                              4,120,000
                                                             ----------
        New Hampshire -- 0.2%
          New Hampshire Health & Education
           Facilities Authority
           Series A
           0.75% due 01/02/09+...................    400,000    400,000
                                                             ----------
        New Jersey -- 2.9%
          New Jersey Economic Development
           Authority
           Series V-2
           (LOC-Dexia Credit Local)
           2.50% due 01/07/09+...................  2,000,000  2,000,000
          New Jersey State Housing & Mortgage
           Finance Agency
           Series A
           2.25% due 01/01/09+...................    400,000    400,000
          New Jersey State Turnpike Authority
           Series C-1
           3.50% due 01/07/09+...................  3,000,000  3,000,000
                                                             ----------
                                                              5,400,000
                                                             ----------
        New York -- 9.8%
          Metropolitan Transportation Authority
           Series D-1
           4.50% due 01/01/09+...................  2,200,000  2,200,000
          Metropolitan Transportation Authority
           Series G
           (LOC-BNP Paribas)
           0.83% due 01/02/09+...................  1,490,000  1,490,000
          Metropolitan Transportation Authority
           Series G-2
           (LOC-BNP Paribas)
           1.15% due 01/02/09+...................    350,000    350,000
          New York City Municipal Water
           Finance Authority & Sewer System
           Series BB-1
           1.00% due 01/02/09+...................    100,000    100,000
          New York City Municipal Water
           Finance Authority & Sewer
           System
           Series B-2
           1.05% due 01/02/09+...................    500,000    500,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008 -- (continued)

                                                              Market
                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          SHORT-TERM INVESTMENT SECURITIES (continued)
          New York (continued)
            New York City Municipal Water
             Finance Authority & Sewer System
             Series C
             1.17% due 01/02/09+................ $1,100,000 $1,100,000
            New York City Municipal Water
             Finance Authority & Sewer System
             Series F-1
             2.50% due 01/01/09+................    190,000    190,000
            New York City Municipal Water
             Finance Authority & Sewer System
             Series F-2
             0.97% due 01/02/09+................    105,000    105,000
            New York City Office of the City
             Comptroller
             Series A-5
             (LOC-KBC Bank NV)
             1.00% due 01/02/09+................    100,000    100,000
            New York City Office of the City
             Comptroller
             Series A-6
             1.15% due 01/02/09+................    300,000    300,000
            New York City Office of the City
             Comptroller
             Series B-2
             (LOC-Morgan Guaranty Trust)
             0.83% due 01/02/09+................  2,900,000  2,900,000
            New York City Office of the City
             Comptroller
             Series B-3
             (LOC-JP Morgan Chase Bank)
             1.05% due 01/01/09+................    200,000    200,000
            New York City Office of the City
             Comptroller
             Series J-4
             0.95% due 01/02/09+................    200,000    200,000
            New York City Transitional Finance
             Authority
             Series B
             1.05% due 01/02/09+................    400,000    400,000
            New York City Transitional Finance
             Authority
             Series 2E
             2.15% due 01/07/09+................    300,000    300,000
            New York City Transitional Finance
             Authority
             Series 3C
             2.15% due 01/07/09+................    700,000    700,000
            New York City Transitional Finance
             Authority
             Series 3D
             2.15% due 01/07/09+................    910,000    910,000
            New York State Environmental
             Facilities Corporation
             Series B
             (LOC-JP Morgan Chase Bank)
             1.45% due 01/01/09+................  1,300,000  1,300,000

                                                               Market
                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       New York (continued)
         Triborough Bridge & Tunnel
          Authority
          Series C
          (LOC-Bayerische Landesbank)
          0.90% due 01/07/09+.................... $5,000,000 $ 5,000,000
         Triborough Bridge & Tunnel
          Authority
          2.00% due 01/07/09+....................    150,000     150,000
                                                             -----------
                                                              18,495,000
                                                             -----------
       North Carolina -- 6.0%
         Charlotte, North Carolina Certificates
          of Participation
          Series F
          1.20% due 01/01/09+....................  2,210,000   2,210,000
         Durham County, North Carolina
          Industrial Facilities & Pollution
          (LOC-Suntrust Bank)
          1.08% due 01/01/09+....................  1,950,000   1,950,000
         Durham, North Carolina Public
          Improvement
          4.35% due 01/01/09+....................    300,000     300,000
         Fayetteville, North Carolina Public
          Works Commission
          3.60% due 01/07/09+....................  2,245,000   2,245,000
         Mecklenburg County, North Carolina
          Certificates of Participation
          1.20% due 01/01/09+....................  1,500,000   1,500,000
         North Carolina Medical Care
          Commission
          Series B
          2.00% due 01/01/09+....................  1,850,000   1,850,000
         Wilmington, North Carolina General
          Obligation Unlimited
          1.38% due 01/07/09+....................  1,200,000   1,200,000
                                                             -----------
                                                              11,255,000
                                                             -----------
       North Dakota -- 2.5%
         North Dakota State Housing Finance
          Agency
          Series A
          0.89% due 01/07/09+....................  3,735,000   3,735,000
         North Dakota State Housing Finance
          Agency
          Series B
          0.89% due 01/07/09+....................  1,000,000   1,000,000
                                                             -----------
                                                               4,735,000
                                                             -----------
       Ohio -- 3.9%
         Cleveland, Ohio Airport System
          Class D
          (LOC-West LB AG)
          1.50% due 01/07/09+....................  2,565,000   2,565,000
         Cuyahoga County, Ohio Cleveland Clinic
          Series B-1
          1.05% due 01/02/09+....................  2,140,000   2,140,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008 -- (continued)

                                                                  Market
                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     SHORT-TERM INVESTMENT SECURITIES (continued)
     Ohio (continued)
       Ohio Housing Finance Agency
        Series B-1
        0.80% due 01/07/09+......................... $1,440,000 $1,440,000
       Ohio Housing Finance Agency
        Series B
        0.88% due 01/07/09+.........................    360,000    360,000
       Ohio Housing Finance Agency
        (LOC-Federal Home Loan Bank)
        1.23% due 01/01/09+.........................    890,000    890,000
                                                                ----------
                                                                 7,395,000
                                                                ----------
     Oregon -- 1.3%
       Medford, Oregon Hospital Facilities
        Authority
        (LOC-KBC Bank NV)
        1.15% due 01/02/09+.........................    455,000    455,000
       Multnomah County, Oregon Hospital
        Facilities Authority
        (LOC-Allied Irish Bank PLC)
        1.20% due 01/02/09+.........................    400,000    400,000
       Port of Portland, Oregon Special Obligation
        Revenue
        (LOC-Bank of America N.A.)
        1.74% due 01/02/09+.........................  1,670,000  1,670,000
                                                                ----------
                                                                 2,525,000
                                                                ----------
     Pennsylvania -- 3.6%
       Delaware Valley, Pennsylvania
        Regional Financial Authority
        Series A
        (LOC-Bayerische Landesbank)
        0.85% due 01/07/09+.........................  2,300,000  2,300,000
       Delaware Valley, Pennsylvania
        Regional Financial Authority
        Series B
        (LOC-Bayerische Landesbank)
        0.85% due 01/07/09+.........................  2,100,000  2,100,000
       Pennsylvania State Higher Educational
        Facilities Authority
        (LOC-Allied Irish Bank PLC)
        1.15% due 01/01/09+.........................  1,000,000  1,000,000
       Pittsburgh, Pennsylvania Water & Sewer
        Authority
        Series B-1
        2.20% due 01/01/09+.........................  1,300,000  1,300,000
                                                                ----------
                                                                 6,700,000
                                                                ----------
     South Dakota -- 4.2%
       South Dakota Housing Development
        Authority
        Series C-1
        1.20% due 01/01/09+.........................  1,700,000  1,700,000
       South Dakota Housing Development
        Authority
        Series G
        1.00% due 01/07/09+.........................  3,700,000  3,700,000

                                                                Market
                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        ---------------------------------------------------------------
        South Dakota (continued)
          South Dakota Housing Development
           Authority
           Series I
           0.90% due 01/07/09+.................... $2,475,000 $2,475,000
                                                              ----------
                                                               7,875,000
                                                              ----------
        Texas -- 1.2%
          Fort Worth, Texas General Purpose
           Series A
           4.50% due 03/01/09.....................    520,000    522,339
          Lubbock, Texas Health Facilities
           Development Corp.
           Series B
           (LOC-Wachovia Bank N.A.)
           1.60% due 01/02/09+....................    500,000    500,000
          Texas State Economic Development
           Series A-2
           0.88% due 01/07/09+....................  1,100,000  1,100,000
          Texas Water Development Board
           1.30% due 01/02/09+....................    170,000    170,000
                                                              ----------
                                                               2,292,339
                                                              ----------
        Utah -- 3.0%
          Utah Housing Corporation Single
           Family Mortgage
           Series A
           1.95% due 01/07/09+....................  1,700,000  1,700,000
          Utah Housing Corporation Single
           Family Mortgage
           Series E-1
           1.10% due 01/07/09+....................    940,000    940,000
          Utah Housing Corporation Single
           Family Mortgage
           Series F
           1.95% due 01/07/09+....................  3,000,000  3,000,000
                                                              ----------
                                                               5,640,000
                                                              ----------
        Virginia -- 0.3%
          Virginia State Public School Authority
           Series D
           5.00% due 02/01/09.....................    500,000    501,406
                                                              ----------
        Washington -- 6.3%
          Port of Seattle, Washington Industrial
           Development Corporation
           (LOC-Citibank N.A.)
           0.89% due 01/07/09+....................  3,300,000  3,300,000
          Seattle, Washington Municipal
           Light & Power
           Series A
           (LOC-JP Morgan Chase Bank)
           0.50% due 01/07/09+....................    400,000    400,000
          Snohomish County, Washington
           Public Utility District
           Series A
           4.50% due 01/07/09+....................  2,000,000  2,000,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- December 31, 2008 -- (continued)

                                                              Market
                                               Principal      Value
               Security Description          Amount/Shares   (Note 2)
        SHORT-TERM INVESTMENT SECURITIES (continued)
        Washington (continued)
          Washington State Housing Finance
           Commission
           (LOC-Bank of America N.A.)
           1.09% due 01/02/09+..............  $5,150,000   $  5,150,000
          Washington State Housing Finance
           Commission
           Series A
           (LOC-Wells Fargo Bank N.A.)
           1.65% due 01/02/09+..............   1,025,000      1,025,000
                                                           ------------
                                                             11,875,000
                                                           ------------
        Wisconsin -- 0.0%
          Wisconsin Housing & Economic
           Development Authority
           Series C
           0.99% due 01/07/09+..............      75,000         75,000
                                                           ------------
        Wyoming -- 1.3%
          Sweetwater County, Wyoming
           Environmental Improvement
           (LOC-Barclays Bank PLC)
           1.40% due 01/02/09+..............   1,300,000      1,300,000
          Sweetwater County, Wyoming
           Pollution Control
           Series A
           (LOC-Barclays Bank PLC)
           0.74% due 01/07/09+..............   1,100,000      1,100,000
                                                           ------------
                                                              2,400,000
                                                           ------------
        Registered Investment Companies -- 0.0%
          SSgA Tax Free Money Market Fund...      44,891         44,891
                                                           ------------
        TOTAL SHORT-TERM INVESTMENT SECURITIES
          (amortized cost $185,118,636).....        98.4%   185,118,636
          Other assets less liabilities.....         1.6      2,964,059
                                              ----------   ------------
        NET ASSETS..........................       100.0%  $188,082,695
                                              ==========   ============

--------
+ Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects next reset date.
LOC --Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investments primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily in high-quality money market instruments selected primarily on the basis of quality and yield, and under normal market conditions, invests at least 80% of its assets, plus any borrowings for investments purposes, in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class C and Class I. The Municipal Money Market Fund currently offers Class A shares. These classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a declining contingent deferred sales charge ("CDSC") on shares sold within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after the purchase of such shares and at such time are no longer subject to a distribution fee.

   Class C shares-- Class C shares are offered at their net asset value per share, without any front-end sales charge. However, there is a contingent deferred sales charge of 1.00% on shares sold within 12 months of purchase.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Effective as of the close of business on September 17, 2008, the Municipal Money Market Fund closed the Class B and Class C shares of the Fund to new purchases, including from existing shareholders. In connection with the closing of Class B and Class C shares of the Municipal Money Market Fund, any outstanding Class B and Class C shares as of the close of business on September 17, 2008 were converted to Class A shares of the Municipal Money Market Fund.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A, Class B, and Class C shares of each Fund has its own 12b-1 plan.

   Indemnifications: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)


   Pursuant to each 12b-1 plan, the Fund pays the Fund's distributor (the "Distributor") an account maintenance fee with respect to Class A, B & C shares and pursuant to the 12b-1 plan for the Class B and Class C shares, the Fund also pays the Distributor a distribution fee with respect to the Class B and C shares. The Class A shares do not pay a distribution fee.

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Corporation's Board of Directors ("Board") has adopted procedures intended to stabilize the Funds' net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds' market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in market prices that vary from those of other funds. In addition, in accordance with positions taken by the Securities Exchange Commission ("SEC") or its staff, effective November 3, 2008 through January 12, 2009, for shadow pricing purposes the Funds valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

   Level 1--Unadjusted quoted prices in active markets for identical securities

   Level 2--Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

   Level 3--Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008:

                          Money Market Fund      Municipal Money Market Fund
                     --------------------------- ---------------------------
                                       Other                       Other
    Valuation        Investments in  Financial   Investments in  Financial
    inputs             Securities   Instruments*   Securities   Instruments*
    ---------        -------------- ------------ -------------- ------------
    Level
      1--Unadjusted
      Quoted
      Prices........ $           --     $--       $         --      $--
    Level
      2--Other
      Significant
      Observable
      Inputs........  1,076,184,202      --        185,118,636       --
    Level
      3--Significant
      Unobservable
      Inputs........             --      --                 --       --
                     --------------     ---       ------------      ---
    Total........... $1,076,184,202     $--       $185,118,636      $--
                     ==============     ===       ============      ===
   -----
   * Other financial instruments are derivative instruments not reflected in the Portfolio of investments such as future, written option, swap and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)


   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At December 31, 2008, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.

                                            Percentage  Principal
             Fund                            Interest    Amount
             ----                           ---------- ------------
             Money Market Fund.............   70.36%   $140,719,000

   As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated December 31, 2008, bearing interest at a rate of 0.02% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,222, and a maturity date of January 2, 2009. The repurchase agreement is collateralized by the following:

                                  Interest Maturity  Principal      Market
   Type of Collateral               Rate     Date     Amount        Value
   ------------------             -------- -------- ------------ ------------
   U.S. Treasury Inflation Index
     Notes.......................   1.88%  07/15/15 $200,000,000 $204,000,018

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)

   year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2005.

   New Accounting Pronouncements: In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Funds have an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Funds Advisory and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                               Management
                                             Assets               Fees
                                  ---------------------------- ----------
       Money Market Fund.........            $0 - $600 million    0.50%
                                             next $900 million    0.45%
                                  (greater than) $ 1.5 billion    0.40%
       Municipal Money Market
         Fund....................            (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AIGGIC receives the following fees from SunAmerica, based upon the Fund's average daily net assets:

                                                               Sub-advisory
                                             Assets                Fees
                                   --------------------------- ------------
    Municipal Money Market Fund...           $0 - $200 million     0.25%
                                             next $300 million     0.20%
                                   (greater than) $500 million     0.15%

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the directors that are not deemed to be "interested persons" of the Funds as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Independent Directors").

      Fund                                                     Percentage
      ----                                                     ----------
      Money Market Class I....................................    0.80%
      Municipal Money Market Class A..........................    0.95
      Municipal Money Market Class B..........................    1.70
      Municipal Money Market Class C..........................    1.70

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)

   The Funds may also voluntarily waive fees and/or reimburse expenses. The voluntary waivers and/or reimbursements may be terminated at any time. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.

   For the year ended December 31, 2008, pursuant to the contractual expense limitations in the above table, SunAmerica reimbursed expenses as follows:

           Fund
           ----
           Money Market Class I.............................. $31,428
           Municipal Money Market Class A....................   1,464
           Municipal Money Market Class B....................   8,131
           Municipal Money Market Class C....................  10,422

   The Corporation, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor")+, an affiliate of the Adviser. The Funds have adopted a Distribution Plan on behalf of each class of shares (other than Class I shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Both the Class B Plan and the Class C Plan provide that the Fund shall pay the Distributor distribution fee at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Plans also provide that each class of shares of the Funds, other than Class I, shall pay the Distributor an account maintenance at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the year ended December 31, 2008, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   For the year ended December 31, 2008, SACS voluntarily waived fees as follows:

            Fund
            ----
            Money Market Class B.............................. $ 36
            Municipal Money Market Class B....................   90
            Municipal Money Market Class C....................  561

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds for the year ended December 31, 2008, the proceeds received from redemptions are as follows:

                                              Contingent Deferred Sales
                                                      Charges
                                              ------------------------
          Fund                                Class A  Class B  Class C
          ----                                -------  -------- -------
          Money Market.......................  $782    $133,255 $28,124
          Municipal Money Market.............    --       4,038     287

--------
+ Effective November 15, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)


   The Funds have entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2008, the Funds incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                          Payable at
                                                         December 31,
          Fund                                 Expenses      2008
          ----                                ---------- ------------
          Money Market Fund Class A.......... $2,340,383   $194,165
          Money Market Fund Class B..........     47,446      6,420
          Money Market Fund Class C..........     87,224      8,209
          Money Market Fund Class I..........     38,391      3,651
          Municipal Money Market Fund Class A    355,050     37,177
          Municipal Money Market Fund Class B        342         --
          Municipal Money Market Fund Class C      1,622         --

   As of December 31, 2008, 81% of the Money Market Fund's total outstanding shares and 17% of the Municipal Money Market Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within AIG Advisor Group, Inc., an affiliate of the Adviser.

   As result of losses on medium-term notes issued by Cheyne Finance LLC, that are held by the Money Market Fund, SunAmerica made capital contributions to the Money Market Fund totaling $3,684,000.

   On September 22, 2008, AIG, the ultimate parent of SunAmerica, SACS and SAFS, entered into a revolving credit facility (the "Credit Facility") and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the "Preferred Stock") to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, capital contributions and cumulative pension expenses.

                                             Distributable Earnings                  Tax Distributions
                                    ----------------------------------------- --------------------------------
                                                       For the year ended December 31, 2008
                                    --------------------------------------------------------------------------
                                              Long-term Gains/   Unrealized               Long-Term
                                    Ordinary    Capital and     Appreciation   Ordinary    Capital
Fund                                 Income     Other Losses   (Depreciation)   Income      Gains   Tax Exempt
----                                --------  ---------------- -------------- ----------- --------- ----------
Money Market....................... $409,514    $(8,605,552)     $3,684,000   $20,757,226    $--    $       --
Municipal Money Market.............   36,540*       (24,510)             --            --     --     2,444,662

--------
*  Tax exempt distributable earnings

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)


                                                 Tax Distributions
                                          ------------------------------------
                                          For the year ended December 31, 2007
                                          ------------------------------------
                                                        Long-Term
                                           Ordinary      Capital
      Fund                                  Income        Gains    Tax Exempt
      ----                                 -----------  ---------  ----------
      Money Market....................... $61,351,107      $--     $       --
      Municipal Money Market.............          --       --      3,087,724

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2008, which are available to offset future capital gains, if any:

                                                  Capital Loss Carryforward
                                                  -------------------------
     Fund                                          2012   2013      2016
     ----                                         ------ ------- ----------
     Money Market................................ $   -- $    -- $8,605,552
     Municipal Money Market......................  8,070  16,252        188

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as arising on the first day of the following year. For fiscal year ended December 31, 2008, the Money Market Fund elected to defer post October capital losses in the amount of $303.

   For the year ended December 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of distribution reclasses to the components of net assets as follows:

                                   Accumulated    Accumulated
                                  Undistributed  Undistributed
                                  Net Investment Net Realized  Capital
          Fund                    Income (Loss)   Gain (Loss)  Paid-In
          ----                    -------------- ------------- -------
          Money Market...........    $62,214       $(62,214)     $--
          Municipal Money Market.     24,510        (24,510)      --

   As of December 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including repurchase agreements, were as follows:

                                                 Gross        Gross     Net Unrealized
                                  Cost of      Unrealized   Unrealized   Appreciation
Fund                            Investments   Appreciation Depreciation (Depreciation)
----                           -------------- ------------ ------------ --------------
Money Market.................. $1,072,500,202  $3,684,000      $--        $3,684,000
Municipal Money Market........    185,118,636          --       --                --

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)


Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the year ended December 31, 2008 and for the prior year were as follows:

                                                                       Money Market Fund
                 -------------------------------------------------------------------------------------------------
                               Class A                            Class B                        Class C
                 --------------------------------    -----------------------------     --------------------------
                     For the           For the           For the          For the        For the       For the
                       year              year              year             year           year          year
                      ended             ended             ended            ended          ended         ended
                   December 31,      December 31,      December 31,     December 31,   December 31,  December 31,
                       2008              2007              2008             2007           2008          2007
                 -------------    ---------------    ------------     ------------     ------------  ------------
Shares sold..... $ 739,651,175(1) $   843,066,044(2) $ 24,467,136     $ 13,577,268     $ 89,457,487  $ 35,861,962
Reinvested
 dividends......    19,606,294         58,499,405         193,858          655,545          328,868       563,246
Shares redeemed.  (941,513,403)    (1,430,613,813)    (19,832,404)(1)  (19,714,079)(2)  (72,135,074)  (25,778,554)
                 -------------    ---------------    ------------     ------------     ------------  ------------
Net increase
 (decrease)..... $(182,255,934)   $  (529,048,364)   $  4,828,590     $ (5,481,266)    $ 17,651,281  $ 10,646,654
                 =============    ===============    ============     ============     ============  ============

                 ---------------------------
                           Class I
                 --------------------------
                   For the       For the
                     year          year
                    ended         ended
                 December 31,  December 31,
                     2008          2007
                 ------------  ------------
Shares sold..... $ 16,999,656  $ 10,922,170
Reinvested
 dividends......      345,755       723,464
Shares redeemed.  (18,815,372)  (11,160,285)
                 ------------  ------------
Net increase
 (decrease)..... $ (1,469,961) $    485,349
                 ============  ============

                                                  Municipal Money Market Funds
                 ---------------------------------------------------------------------------------------------
                              Class A                           Class B                       Class C
                 -------------------------------    ---------------------------     --------------------------
                     For the          For the          For the         For the         For the      For the
                       year             year           period            year          period         year
                      ended            ended        January 1 to        ended       January 1 to     ended
                   December 31,     December 31,    September 18,    December 31,   September 18, December 31,
                       2008             2007           2008(5)           2007          2008(5)        2007
                 -------------    --------------    -------------   ------------    ------------- ------------
Shares sold..... $ 265,457,527(3) $  260,584,595(4)  $   69,266      $   15,146      $ 2,292,505  $  1,136,716
Reinvested
 dividends......     2,440,082         3,066,154            770           6,688            2,722         8,590
Shares redeemed.  (233,720,922)     (210,828,100)      (258,830)(3)    (368,544)(4)   (2,912,066)     (662,545)
                 -------------    --------------     ----------      ----------      -----------  ------------
Net increase
 (decrease)..... $  34,176,687    $   52,822,649     $ (188,794)     $ (346,710)     $  (616,839) $    482,761
                 =============    ==============     ==========      ==========      ===========  ============

--------
(1)Includes automatic conversion of Class B shares in the amount of $1,872,559 to Class A shares
(2)Includes automatic conversion of Class B shares in the amount of $4,233,353 to Class A shares
(3)Includes automatic conversion of B shares in the amount of $100 to Class A shares.
(4)Includes automatic conversion of Class B shares in the amount of $69,768 to Class A shares
(5)See Note 1

Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five
   (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2008 -- (continued)

   receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008, and (3) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
                                --------------- --------------- ---------------
 Fund                                       As of December 31, 2008
 ----                           -----------------------------------------------
 Money Market Fund.............    $268,660         $26,853         $13,766
 Municipal Money Market Fund...      11,450           3,219             317

Note 7. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2008, none of the Funds participated in the program.

Note 8. Other Matters

   On October 6, 2008, the Board of the Funds approved the participation of the Funds in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program") through the initial termination date of the Program which was December 18, 2008. On November 24, 2008 the U.S. Department of Treasury ("Treasury") announced an extension of the Program until April 30, 2009, and on December 2, 2008, the Board approved the continued participation of the Funds in the Program. The Program's guarantee only applies to shareholders of the Funds as of the close of business on September 19, 2008. Subject to certain conditions and limitations, the per share amount held by shareholders of the Funds as of the close of business on September 19, 2008 are guaranteed against loss in the event the per share net asset value falls below $0.995 ( a "Guarantee Event") and the Funds subsequently liquidates. Participation in the Program for the initial term, required a payment to the Treasury in the amount of 0.010% and 0.015% of the net asset value of the Municipal Money Market Fund and the Money Market Fund, respectively, as of the close of business on September 19, 2008. Continued participation in the Program from December 19, 2008 until April 30, 2009 required an additional payment to the Treasury in the amount of 0.015% and 0.022% of the net asset value of the Municipal Money Market Fund and the Money Market Fund, respectively, as of the close of business on September 19, 2008. The cost to participate in the Program was borne by the Funds, subject to the expense limitations currently in effect for certain classes of the Funds, and is included in the Other expense line on the Statement of Operations. The total guaranteed payments that may be made by the Treasury under the Program, for all money market funds participating in the Program, is dependent upon the availability of assets in the Treasury's Exchange Stabilization Fund, which is currently valued at approximately $50 billion. The Secretary of the Treasury may elect to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended further, the Board will consider whether to continue to participate in the Program. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Funds cease to participate in the Program, neither the Funds nor any shareholder will be entitled to any payment under the Program. Please refer to the Funds' prospectus for additional information about the Program.

        SunAmerica Money Market Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Fund and SunAmerica Municipal Money Market Fund (constituting SunAmerica Money Market Funds, Inc., hereafter referred to as the "Funds") at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 25, 2009

        SunAmerica Money Market Funds
        APPROVAL OF ADVISORY AGREEMENT -- December 31, 2008 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreement

The Board (the members of which are referred to as "Directors") of the "Corporation, including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the 1940 Act, of the Corporation or the Funds, SunAmerica or AIGGIC (the "Disinterested Directors"), approved the continuation of the Advisory Agreement for a one-year period ending August 31, 2009 at an in-person meeting held on August 26-27, 2008. The Corporation currently consists of two separate Funds, including the Money Market Fund and the Municipal Money Market Fund. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement between SunAmerica and AIGGIC (the "Subadvisory Agreement") with respect to the Municipal Money Market Fund for a one-year period ending August 31, 2009.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and AIGGIC, where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds; (c) information on the profitability of SunAmerica, AIGGIC and their affiliates, a discussion of any indirect benefits;
(d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices;
(g) a discussion of the key personnel of SunAmerica, AIGGIC and their affiliates; and (h) an internal comparison of management fees received for other mutual funds and accounts with similar investment objectives and strategies for which SunAmerica and AIGGIC serve as adviser or subadviser, as applicable.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including Disinterested Directors, considered the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and AIGGIC. The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by SunAmerica and AIGGIC. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, accounting, legal and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or Directors of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including AIGGIC. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica and concluded, based on their experience and interaction with SunAmerica, that:
(i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

        SunAmerica Money Market Funds
        APPROVAL OF ADVISORY AGREEMENT -- December 31, 2008 -- (unaudited) (continued)


The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2008, SunAmerica managed, advised an/or administered approximately $49.7 billion in assets. The Board also considered SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

With respect to the Municipal Money Market Fund, for which SunAmerica has delegated daily investment management responsibilities to AIGGIC, the Board considered the nature, quality and extent of subadvisory services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Municipal Money Market Fund, subject to the oversight and review of SunAmerica. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Municipal Money Market Fund and concluded, based on their experience with AIGGIC, that: (i) AIGGIC is able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC had been responsive to requests of the Board and of SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Municipal Money Market Fund as set forth in the Prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Directors, also considered the investment performance of SunAmerica with respect to both Funds and AIGGIC with respect to the Municipal Money Market Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group
("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 26-27, 2008 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two-, three-, four-, five- and ten-year periods ended May 31, 2008. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2008. In addition, the Board received a report prepared by SunAmerica that detailed the Funds' performance for the three- and six-month periods ended June 30, 2008.

Specifically, the Board considered that the Money Market Fund ranked in the fifth quintile of its Peer Group for the one-, two-, three-, four-, five- and ten-year periods ended May 31, 2008. The Board then considered that the Municipal Money Market Fund ranked in the fifth quintile for the one-, two-, three-, four- and five-year periods ended May 31, 2008 and ranked in the fifth quintile since the Fund's inceptions. The Board noted that the Funds' performance does not meet the Board's expectations; however, it recognized that the default of the Cheyne Finance LLC medium-term notes held by the Money Market Fund, and events in the credit markets had adversely affected the Money Market Fund's performance and had caused the Fund to take a more conservative and defensive approach in selecting its investments that it otherwise might have taken. The Board noted that it will continue to carefully monitor and discuss each Fund's performance with SunAmerica.

Consideration of the Management Fees and Subadvisory Fee and the Cost of the Services and Profits to be Realized by SunAmerica and AIGGIC and their Affiliates from the Relationship with the Funds. The Board, including the Disinterested

        SunAmerica Money Market Funds
        APPROVAL OF ADVISORY AGREEMENT -- December 31, 2008 -- (unaudited) (continued)

Directors, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, AIGGIC or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to Class A, B and C shares of the Municipal Money Market Fund and Class I shares of the Money Market Fund. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Money Market Fund. The Board noted the management fee paid by the Money Market Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser. The Board did not consider services and fees paid under the investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Municipal Money Market Fund since SunAmerica informed the Board that there were no such similar funds or accounts to the Municipal Money Market Fund.

The Board also received and reviewed information regarding the fees paid by SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Lipper. The report showed comparative fee information of the Municipal Money Market Fund's Peer Group that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The Directors noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Directors also considered that the subadvisory fee is paid by SunAmerica out of its management fee and not by the Municipal; Money Market Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board also considered advisory fees received by AIGGIC with respect to other mutual funds and accounts with similar investment strategies to the Municipal Money Market Fund. The Board noted that the subadvisory fee paid by SunAmerica to AIGGIC was reasonable as compared to fees AIGGIC receives for other mutual funds for which it serves as adviser or subadviser.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreements, Rule 12b-1 Plans and Distribution Agreement. Additionally, the Board considered whether SunAmerica, AIGGIC and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica and AIGGIC,

        SunAmerica Money Market Funds
        APPROVAL OF ADVISORY AGREEMENT -- December 31, 2008 -- (unaudited) (continued)

serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Municipal Money Market Fund to date.

The Board concluded that SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of Class I of the Money Market Fund and Classes A, B and C of the Municipal Money Market Fund, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to AIGGIC's management of the Municipal Money Market Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding SunAmerica's and AIGGIC's brokerage and soft dollar practices. The Board considered that SunAmerica and AIGGIC are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits SunAmerica and AIGGIC derive from their soft dollar arrangements, including arrangement under which brokers provide brokerage and/or research services to SunAmerica and/or AIGGIC in return for allocating brokerage; however, they noted that since the Funds generally do not engage in brokerage transactions, SunAmerica and AIGGIC typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or AIGGIC may designate the use of broker dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement with respect to the Municipal Money Market Fund, each for a one-year period ending August 31, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2008 -- (unaudited)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                  Number of
                                          Term of                                  Funds in
         Name,            Position(s)   Office and                               Fund Complex
      Address and         Held With      Length of     Principal Occupation(s)   Overseen by    Other Directorships
     Date of Birth*        the Fund    Time Served(4)    During Past 5 Years     Director(1)    Held by Director(2)
------------------------  -----------  --------------  ------------------------  ------------ ------------------------
Disinterested Directors

Jeffrey S. Burum           Director       2004-        Founder and Chairman of        38      None
DOB: February 27, 1963                    present      National Community
                                                       Renaissance (1993 to
                                                       present); Founder, Owner
                                                       and Partner of Colonies
                                                       Crossroads, Inc. (2000
                                                       to present); Owner and
                                                       Managing Member of
                                                       Diversified Pacific
                                                       Development Group, LLC
                                                       (1998 to present).

Dr. Judith L. Craven       Director       2001-        Retired.                       87      Director, Belo Corp.
DOB: October 6, 1945                      present                                             (1992 to present);
                                                                                              Director, Sysco Corp.
                                                                                              (1996 to present);
                                                                                              Director, Luby's Inc.
                                                                                              (1998 to present).

William F. Devin           Director       2001-        Retired.                       88      Director, Boston Options
DOB: December 30, 1938                    present                                             Exchange (1985 to
                                                                                              Present).

Samuel M. Eisenstat        Chairman       1985-        Attorney, sole                 48      Director, North European
DOB: March 7, 1940         of the         present      practitioner.                          Oil Royalty Trust.
                           Board

Stephen J. Gutman          Director       1984-        Vice President, Corcoran       48      None
DOB: May 10, 1943                         present      Group (Real Estate)
                                                       (2003 to present);
                                                       President and Member of
                                                       Managing Directors, Beau
                                                       Brummell -- Soho, LLC
                                                       (Licensing of menswear
                                                       specialty retailing and
                                                       other activities) (June
                                                       1988 to present).

William J. Shea            Director       2004-        Managing Partner, DLB          48      Director, Boston Private
DOB: February 9, 1948                     present      Capital LLC (Private                   Financial Holdings
                                                       Equity) (2006 to                       (October 2004 to
                                                       present); President and                present).
                                                       CEO, Conseco, Inc.
                                                       (Financial Services)
                                                       (2001 to 2004); Chairman
                                                       of the Board of
                                                       Centennial Technologies,
                                                       Inc. (1998 to 2001).
Interested Director

Peter A. Harbeck(3)        Director       1994-        President, CEO and             96      None
DOB: January 23, 1954                     present      Director, SunAmerica
                                                       (August 1995 to
                                                       present); Director, --
                                                       SACS (August 1993 to
                                                       present); Chairman, AIG
                                                       Advisor Group, Inc.
                                                       (2004 to present).

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2008 -- (unaudited)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                    Number of
                                        Term of                                      Funds in
        Name,           Position(s)   Office and                                   Fund Complex
     Address and        Held With      Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*       the Fund    Time Served(4)      During Past 5 Years       Director(1)  Held by Director(2)
----------------------- -----------  --------------  ----------------------------- ------------ -------------------
Officers

John T. Genoy           President       2007-        Chief Financial Officer,          N/A      N/A
DOB: November 8, 1968                   present      SunAmerica (2002 to
                                                     present); Senior Vice
                                                     President, SunAmerica (2003
                                                     to present); Chief Operating
                                                     Officer, SunAmerica (2006 to
                                                     present).

Donna M. Handel         Treasurer       2002-        Senior Vice President,            N/A      N/A
DOB: June 25, 1966                      present      SunAmerica (2004 to
                                                     present); Vice President,
                                                     SunAmerica (1997 to 2004).

Gregory N. Bressler     Secretary       2005-        Senior Vice President and         N/A      N/A
DOB: November 17, 1966  and Chief       Present      General Counsel,
                        Legal                        SunAmerica (2005 to
                        Officer                      present); Vice President and
                                                     Director of U.S. Asset
                                                     Management Compliance,
                                                     Goldman Sachs Asset
                                                     Management, L.P. (2004 to
                                                     2005); Deputy General
                                                     Counsel, Credit Suisse Asset
                                                     Management, LLC. (2002 to
                                                     2004);

James Nichols           Vice            2006-        Director, President and CEO,      N/A      N/A
DOB: April 7, 1966      President       Present      SACS (2006 to present);
                                                     Senior Vice President, SACS
                                                     (2002 to 2006);

Timothy Pettee          Vice            August       Chief Investment Officer,         N/A      N/A
DOB: April 7, 1958      President       2008 to      SunAmerica (2005 to
                                        Present      present).

Cynthia A. Skrehot      Vice            2002-        Vice President, SunAmerica        N/A      N/A
DOB: December 6, 1967   President       present      (2002 to present); Chief
                        and Chief                    Compliance Officer,
                        Compliance                   SunAmerica, (2003 to 2006)
                        Officer

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2008 -- (unaudited) (continued)

                                                                                    Number of
                                        Term of                                      Funds in
        Name,           Position(s)   Office and                                   Fund Complex
     Address and        Held With      Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*       the Fund    Time Served(4)      During Past 5 Years       Director(1)  Held by Director(2)
----------------------- -----------  --------------  ----------------------------- ------------ -------------------

Gregory R. Kingston     Vice            2002-        Vice President, SunAmerica        N/A      N/A
DOB: January 18, 1966   President       present      (2001 to present)
                        and
                        Assistant
                        Treasurer

Nori L. Gabert          Vice            2002-        Vice President and Deputy         N/A      N/A
DOB: August 15, 1953    President       present      General Counsel,
                        and                          SunAmerica (2005 to
                        Assistant                    present); Vice President and
                        Secretary                    Senior Counsel, SunAmerica,
                                                     (2001 to 2005).

Matthew J. Hackethal    Anti-Money      2006-        Chief Compliance Officer,         N/A      N/A
DOB: December 31, 1971  Laundering      present      SunAmerica (2006 to
                        Compliance                   present); Vice President,
                        Officer                      Credit Suisse Asset
                                                     Management (2001 to 2006);
                                                     Chief Compliance Officer,
                                                     Credit Suisse Alternative
                                                     Funds (2005 to 2006); CCO,
                                                     Credit Suisse Asset
                                                     Management Securities, Inc.
                                                     (2004 to 2005)


--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), AIG Series Trust (3 funds), AIG Retirement Company I (33 portfolios), AIG Retirement Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2) Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 6 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Money Market Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Money Market Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2008. The information necessary to complete your income tax returns is included with your Form 1099-DIV mailed to you in January 2009.

During the year ended December 31, 2008, 100% of the distributions paid by the SunAmerica Municipal Money Market
Fund are exempt from federal income taxes.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                                 Thank you for your continued support,
                                 SunAmerica Mutual Funds

[LOGO] Sun America
Mutual Funds


Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors/Trustees         VOTING PROXIES ON FUND     Securities and Exchange
 Jeffrey S. Burum          PORTFOLIO SECURITIES       Commission, without
 Dr. Judith L. Craven      A description of the       charge, upon request, by
 William F. Devin          policies and proce-dures   call-ing (800) 858-8850
 Samuel M. Eisenstat       that the Funds use to      or on the U.S. Securities
 Stephen J. Gutman         determine how to vote      and Exchange Commission's
 Peter A. Harbeck          proxies relating to        website at
 William J. Shea           secu-rities held in the    http://www.sec.gov.
                           Funds' portfolios which
Officers                   is available in the        DISCLOSURE OF QUARTERLY
 John T. Genoy, President  Funds' State-ment of       PORTFOLIO HOLDINGS
   and Chief               Additional Information,    The Fund is required to
   Executive Officer       may be obtained without    file its com-plete
 Donna M. Handel,          charge upon re-quest, by   schedule of portfolio
   Treasurer               calling (800) 858-8850.    holdings with the U.S.
 James Nichols, Vice       This information is also   Securities and Exchange
   President               available from the EDGAR   Commission for its first
 Timothy Pettee, Vice      database on the U.S.       and third fiscal quarters
   President               Secu-rities and Exchange   on Form N-Q. The Fund's
 Cynthia A. Skrehot, Vice  Commission's website at    Forms N-Q are available
   President and Chief     http://www.sec.gov.        on the U.S. Securities
   Compliance Officer                                 and Exchange Commission's
 Gregory N. Bressler,      DELIVERY OF SHAREHOLDER    website at
   Chief Legal Officer     DOCUMENTS                  http://www.sec.gov. You
   and Secretary           The Funds have adopted a   can also review and
 Nori L. Gabert, Vice      policy that allows them    obtain copies of the
   President and           to send only one copy of   Forms N-Q at the U.S.
   Assistant Secretary     a Fund's prospectus,       Securities and Exchange
 Kathleen Fuentes,         proxy material, annual     Commission's Public
   Assistant Secretary     report and semi-annual     Refer-ence Room in
 John E. McLean,           report (the "shareholder   Washington, DC
   Assistant Secretary     documents") to             (information on the
 Gregory R. Kingston,      shareholders with          operation of the Public
   Vice President and      multiple accounts          Reference Room may be
   Assistant Treasurer     residing at the same       ob-tained by calling
 Diedre Shepherd,          "household." This          1-800-SEC-0330).
   Assistant Treasurer     practice is called
 Matthew J. Hackethal,     householding and reduces   This report is submitted
   Anti-Money Laundering   Fund expenses, which       solely for the general
   Compliance Office       benefits you and other     information of
                           shareholders. Unless the   shareholders of the Fund.
Investment Adviser         Funds receive              Distribution of this
 AIG SunAmerica Asset      instructions to the        report to persons other
   Management Corp.        con-trary, you will only   than shareholders of the
 Harborside Financial      receive one copy of the    Fund is authorized only
   Center                  shareholder documents.     in connection with a
 3200 Plaza 5              The Funds will continue    currently effective
 Jersey City, NJ           to household the           prospectus, setting forth
   07311-4992              share-holder documents     details of the Fund,
                           indefinitely, until we     which must precede or
Distributor                are instructed otherwise.  accompany this report.
 SunAmerica Capital        If you do not wish to
   Services, Inc.          participate in
 Harborside Financial      householding please
   Center                  contact Shareholder
 3200 Plaza 5              Services at (800)
 Jersey City, NJ           858-8850 ext. 6010 or
   07311-4992              send a written request
                           with your name, the name
Shareholder Servicing      of your fund(s) and your
Agent                      account member(s) to
 AIG SunAmerica Fund       SunAmerica Mutual Funds
   Services, Inc.          c/o BFDS, P.O. Box
 Harborside Financial      219186, Kansas City MO,
   Center                  64121-9186. We will
 3200 Plaza 5              resume individual
 Jersey City, NJ           mailings for your account
   07311-4992              within thirty (30) days
                           of receipt of your
Custodian and Transfer     request.
Agent
 State Street Bank and     PROXY VOTING RECORD ON
   Trust Company           SUNAMERICA MONEY MARKET
 P.O. Box 419572           FUNDS
 Kansas City, MO           Information regarding how
   64141-6572              the Funds voted proxies
                           relating to securities
                           held in the Funds during
                           the most recent
                           twelve month period ended
                           June 30 is available,
                           once filed with the U.S.

Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

MMANN - 12/08



   [LOGO]

Sun America
Mutual Funds

Item 2. Code of Ethics

   The SunAmerica Money Market Funds, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2008, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

   The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of
   Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

   (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                              2007    2008
                                                             ------- -------
    (a) Audit Fees.......................................... $51,513 $56,066
    (b) Audit-Related Fees.................................. $     0 $     0
    (c) Tax Fees............................................ $20,832 $22,291
    (d) All Other Fees...................................... $     0 $     0

   Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

   Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                                   2007 2008
                                                                   ---- ----
   (b) Audit-Related Fees.........................................  $0   $0
   (c) Tax Fees...................................................  $0   $0
   (d) All Other Fees.............................................  $0   $0

(e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non- audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

   (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2008 and 2007 were $636,356 and $487,836 respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

   Not applicable.

Item 6. Investments.

   Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

   Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

   Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

   There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this
   Item 10.

Item 11.Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12.Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

   (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

   (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     ------------------------------
     John T. Genoy
     President

Date: March 6, 2009

By:  /s/ Donna M. Handel
     ------------------------------
     Donna M. Handel
     Treasurer

Date: March 6, 2009